Note 5 - Trade Receivables (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Unbilled Receivables, Current	$ 1.0	$ 0.6
Provision for Doubtful Accounts	$ 1.2	$ 0.8	$ 0.6